Loans, Impaired Loans and Allowance for Credit Losses	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Loans, Impaired Loans and Allowance for Credit Losses

13	Loans, Impair e d Loans and Allowance for Credit Losses

(a)	Loans at amortized cost

	2022			2021
As at October 31 ($ millions)	Gross loans	Allowance for credit losses	Net carrying amount	Gross loans	Allowance for credit losses	Net carrying amount

Residential mortgages	$349,279	$899	$348,380	$319,678	$802	$318,876
Personal loans	99,431	2,137	97,294	91,540	2,341	89,199
Credit cards	14,518	1,083	13,435	12,450	1,211	11,239
Business and government	287,107	1,229	285,878	218,944	1,272	217,672
Total	$750,335	$5,348	$744,987	$642,612	$5,626	$636,986

(b)	Loans and acceptances outstanding by geography (1)

As at October 31 ($ millions)	2022	2021
Canada:
Residential mortgages	$302,486	$280,169
Personal loans	78,427	73,592
Credit cards	6,970	6,213
Business and government	105,277	77,353
	493,160	437,327
United States:
Personal loans	2,830	1,137
Business and government	66,680	42,295
	69,510	43,432
Mexico:
Residential mortgages	13,080	9,826
Personal loans	2,556	2,454
Credit cards	675	540
Business and government	23,744	18,902
	40,055	31,722
Chile:
Residential mortgages	19,441	17,176
Personal loans	4,766	4,680
Credit cards	2,921	2,299
Business and government	24,197	20,806
	51,325	44,961
Peru:
Residential mortgages	3,719	2,894
Personal loans	5,025	4,536
Credit cards	942	467
Business and government	12,819	11,511
	22,505	19,408
Colombia:
Residential mortgages	1,910	2,222
Personal loans	2,115	1,967
Credit cards	1,443	1,608
Business and government	5,541	6,205
	11,009	12,002
Other International:
Residential mortgages	8,643	7,391
Personal loans	3,712	3,174
Credit cards	1,568	1,323
Business and government	48,848	41,872
	62,771	53,760
Total loans	750,335	642,612
Acceptances (2)	19,494	20,404
Total loans and acceptances (3)	769,829	663,016
Allowance for credit losses	(5,379)	(5,663)
Total loans and acceptances net of allowance for credit losses	$764,450	$657,353

(1)	Geographic segmentation is based on the location of the property for residential mortgages; otherwise, the residence of the borrower.
(2)	0.4% of acceptances reside outside Canada (October 31, 2021 – 1.2%).
(3)
Loans and acceptances denominated in US dollars were $158,715 (2021 – $112,919), in Chilean pesos $39,418 (2021 – $36,126), Mexican pesos $29,194 (2021 – $23,363), and in other foreign currencies $51,445 (2021 – $46,403).

(c)	Loan maturities

As at October 31, 2022	Remaining term to maturity						Rate sensitivity
($ millions)	Within one year	One to five years	Five to ten years	Over ten years	No specific maturity	Total	Floating	Fixed rate	Non-rate sensitive	Total
Residential mortgages	$41,557	$269,576	$13,011	$24,487	$648	$349,279	$114,060	$232,519	$2,700	$349,279
Personal loans	15,772	37,279	5,328	1,282	39,770	99,431	41,883	56,707	841	99,431
Credit cards	–	–	–	–	14,518	14,518	–	14,518	–	14,518
Business and government	148,094	128,114	5,334	386	5,179	287,107	166,236	119,361	1,510	287,107
Total	$205,423	$434,969	$23,673	$26,155	$60,115	$750,335	$322,179	$423,105	$5,051	$750,335
Allowance for credit losses	–	–	–	–	(5,348)	(5,348)	–	–	(5,348)	(5,348)
Total loans net of allowance for credit losses	$205,423	$434,969	$23,673	$26,155	$54,767	$744,987	$322,179	$423,105	$(297)	$744,987

As at October 31, 2021	Remaining term to maturity						Rate sensitivity
($ millions)	Within one year	One to five years	Five to ten years	Over ten years	No specific maturity	Total	Floating	Fixed rate	Non-rate sensitive	Total
Residential mortgages	$38,886	$247,343	$12,112	$19,417	$1,920	$319,678	$83,578	$233,217	$2,883	$319,678
Personal loans	15,057	33,414	5,047	1,180	36,842	91,540	37,254	53,374	912	91,540
Credit cards	–	–	–	–	12,450	12,450	–	12,450	–	12,450
Business and government	108,405	100,319	4,973	230	5,017	218,944	120,313	96,546	2,085	218,944
Total	$162,348	$381,076	$22,132	$20,827	$56,229	$642,612	$241,145	$395,587	$5,880	$642,612
Allowance for credit losses	–	–	–	–	(5,626)	(5,626)	–	–	(5,626)	(5,626)
Total loans net of allowance for credit losses	$162,348	$381,076	$22,132	$20,827	$50,603	$636,986	$241,145	$395,587	$254	$636,986

(d)	Impaired loans (1)(2)

	2022			2021
As at October 31 ($ millions)	Gross impaired loans (1)	Allowance for credit losses	Net	Gross impaired loans (1)	Allowance for credit losses	Net

Residential mortgages	$1,386	$406	$980	$1,331	$374	$957
Personal loans	848	551	297	833	626	207
Credit cards	–	–	–	–	–	–
Business and government	2,552	678	1,874	2,292	655	1,637
Total	$4,786	$1,635	$3,151	$4,456	$1,655	$2,801
By geography:
Canada	$1,054	$440	$614	$1,090	$446	$644
United States	–	–	–	24	4	20
Mexico	1,020	294	726	758	269	489
Peru	761	352	409	699	350	349
Chile	740	202	538	512	180	332
Colombia	301	67	234	418	88	330
Other International	910	280	630	955	318	637
Total	$4,786	$1,635	$3,151	$4,456	$1,655	$2,801

(1)	Interest income recognized on impaired loans during the year ended October 31, 2022 was $44 (2021 – $53).
(2)	Additional interest income of approximately $274 would have been recorded if the above loans had not been classified as impaired (2021 – $270).

(e)	Allowance for credit losses
(i)	Key inputs and assumptions
The Bank’s allowance for credit losses is measured using a three-stage approach based on the extent of credit deterioration since origination. The calculation of the Bank’s allowance for credit losses is an output of complex models with a number of underlying assumptions regarding the choice of variable inputs and their interdependencies. Some of the key drivers include the following:

•	Changes in risk ratings of the borrower or instrument reflecting changes in their credit quality;
•	Changes in the volumes of transactions;
•
Changes in the forward-looking macroeconomic environment reflected in the variables used in the models such as GDP growth, unemployment rates, commodity prices, and house price indices, which are most closely related with credit losses in the relevant portfolio;

•	Changes in macroeconomic scenarios and the probability weights assigned to each scenario; and
•	Borrower migration between the three stages.
The Bank determines its allowanc
e
 for credit losses using four probability-weighted forward-looking scenarios (base case, optimistic, pessimistic and very pessimistic).
The Bank considers both internal and external sources of information and data to achieve unbiased projections and forecasts in determining the allowance for credit losses. The Bank prepares the scenarios using forecasts generated by Scotiabank Economics (SE). The forecasts are generated using models whose outputs are modified by SE as necessary to formulate a ‘base case’ view of the most probable future direction of economic developments. The development of the base case and alternative scenarios is overseen by a governance committee that consists of internal stakeholders from across the Bank. The final base case and alternative scenarios reflect significant review and oversight, and incorporate judgment both in the determination of the scenarios’ forecasts and the probability weights that are assigned to them.

(ii)	Key macroeconomic variables
The inputs and models used for calculating expected credit losses may not always capture all characteristics of the market at the date of the financial statements. Qualitative adjustments or overlays may be made for certain portfolios or geographies as temporary adjustments in circumstances where, in the Bank’s view, the inputs, assumptions, and/or modelling techniques do not capture all relevant risk factors, including the emergence of economic or geopolitical events up to the date of financial statements.
The Bank has applied expert credit judgement in the assessment of underlying credit deterioration and migration of balances to progressive stages. The Bank considered both quantitative and qualitative information in the assessment of significant increase in credit risk.
The Bank’s models are calibrated to consider past performance and macroeconomic forward-looking variables as inputs. The Bank has generated a forward-looking base case scenario and three alternate forward-looking scenarios (one optimistic and two pessimistic) as key inputs into the expected credit loss provisioning models. The global economic outlook has deteriorated over the last year owing to the combined impacts of central bank efforts to tame inflation, the consequences of Russia’s war on Ukraine, pandemic management in China and the impact of higher energy prices. Concerns about potential slowdown and high inflation have led to very volatile financial markets, which have clouded the outlook further. Therefore, the base case scenario is less favourable this year. Relative to the base case, the optimistic scenario features somewhat stronger economic activity. The two pessimistic scenarios were updated around the potential risk of stagflation and recession.

In light of current economic uncertainty, the pessimistic scenarios feature a protracted period of high commodity prices, elevated financial market uncertainty and a further disruption to supply chains. All these elements lead to much higher inflation compared to the base case scenario resulting in a rapid deceleration of growth. In the pessimistic scenario, stagflation is short-lived, while in the very pessimistic scenario, the stagflation shock is strong and persists for a longer period of time.

The Bank increased the weight of the pessimistic scenarios in calculating the allowance for credit losses on performing loans to capture the elevated downside risk and uncertainty to the outlook.

The following tables show certain key macroeconomic variables used to calculate the modelled estimate for the allowance for credit losses. Further cha
n
ges
in these variables up to the date of the financial statements is incorporated through expert credit judgment. For the base case, optimistic and pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-term view.

	Base Case Scenario		Alternative Scenario – Optimistic		Alternative Scenario – Pessimistic		Alternative Scenario – Very Pessimistic
October 31, 2022	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period

Canada
Real GDP growth, y/y % change	1.2	2.1	2.4	3.1	-4.8	3.7	-5.9	2.6
Consumer price index, y/y %	4.9	2.1	5.2	2.6	9.3	2.3	12.5	9.5
Unemployment rate, average %	5.7	6.0	5.1	4.7	9.7	6.9	10.2	8.6
Bank of Canada overnight rate target, average %	3.8	2.7	4.2	4.1	5.1	3.2	5.1	3.7
HPI – Housing Price Index, y/y % change	-12.3	-0.3	-9.7	1.6	-17.6	-0.3	-20.0	-1.3
USDCAD exchange rate, average	1.27	1.24	1.26	1.23	1.28	1.24	1.28	1.25

US
Real GDP growth, y/y % change	0.6	2.1	1.3	3.0	-5.1	3.7	-6.5	3.3
Consumer price index, y/y %	5.4	2.4	5.8	2.8	10.0	2.6	13.2	10.1
Target federal funds rate, upper limit, average %	3.5	2.7	4.7	4.5	4.8	3.3	4.8	3.7
Unemployment rate, average %	4.3	5.0	4.2	4.6	7.9	5.7	8.3	6.7

Mexico
Real GDP growth, y/y % change	1.4	2.6	1.9	3.5	-4.0	4.0	-5.1	2.5
Unemployment rate, average %	3.8	3.9	3.7	3.2	7.2	4.8	7.6	6.4

Chile
Real GDP growth, y/y % change	-2.0	2.4	-0.8	3.6	-7.3	3.9	-8.4	2.9
Unemployment rate, average %	8.6	7.6	8.0	6.5	12.2	8.3	12.9	9.0

Peru
Real GDP growth, y/y % change	2.5	2.7	3.7	3.8	-1.0	4.1	-3.3	3.5
Unemployment rate, average %	7.0	6.9	6.0	4.7	10.3	7.6	11.4	9.2

Colombia
Real GDP growth, y/y % change	3.9	2.6	6.5	3.6	0.4	4.0	-2.0	3.4
Unemployment rate, average %	10.7	9.9	9.0	6.7	14.0	10.7	15.1	12.3

Caribbean
Real GDP growth, y/y % change	4.4	4.0	5.0	4.9	0.5	5.2	-1.0	3.8

Global
WTI oil price, average USD/bbl	89	79	95	96	116	83	125	116
Copper price, average USD/lb	3.25	3.49	3.39	3.95	3.66	3.54	3.78	3.78
Global GDP, y/y % change	2.02	2.83	2.96	3.83	-3.05	4.23	-4.14	3.79

	Base Case Scenario		Alternative Scenario – Optimistic		Alternative Scenario – Pessimistic		Alternative Scenario – Very Pessimistic
October 31, 2021	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period

Canada
Real GDP growth, y/y % change	3.4	1.9	5.3	2.8	-1.3	3.1	-7.4	4.3
Consumer price index, y/y %	3.0	2.4	3.4	3.5	2.0	1.8	1.6	1.2
Unemployment rate, average %	6.3	5.7	5.6	4.1	8.8	6.3	11.7	8.2
Bank of Canada overnight rate target, average %	0.3	2.0	0.9	3.6	0.3	1.2	0.3	0.5
HPI – Housing Price Index, y/y % change	11.1	2.1	13.2	3.9	3.9	3.3	-2.7	3.9
USDCAD exchange rate, average	1.24	1.21	1.23	1.20	1.28	1.21	1.30	1.24

US
Real GDP growth, y/y % change	5.7	1.6	7.3	2.1	2.4	2.4	-1.4	3.5
Consumer price index, y/y %	4.0	2.5	4.5	3.1	3.3	2.3	2.6	1.9
Target federal funds rate, upper limit, average %	0.3	1.8	0.8	2.8	0.3	1.1	0.3	0.9
Unemployment rate, average %	3.8	3.5	3.4	3.2	5.6	4.1	6.8	5.6

Mexico
Real GDP growth, y/y % change	2.8	1.9	4.3	2.7	-0.4	2.7	-4.2	3.8
Unemployment rate, average %	4.0	4.0	3.6	3.1	6.5	4.5	9.4	6.4

Chile
Real GDP growth, y/y % change	6.7	2.2	8.8	3.1	3.4	3.1	-0.5	4.2
Unemployment rate, average %	6.5	6.2	5.9	5.6	9.0	6.7	12.0	8.6

Peru
Real GDP growth, y/y % change	5.0	3.2	7.7	4.3	3.6	3.7	0.0	4.7
Unemployment rate, average %	8.8	7.5	6.0	3.4	10.8	8.1	13.8	10.0

Colombia
Real GDP growth, y/y % change	5.0	3.5	6.8	4.8	3.6	4.0	0.0	5.0
Unemployment rate, average %	13.7	11.2	12.0	8.2	15.6	11.8	18.6	13.7

Caribbean
Real GDP growth, y/y % change	4.9	4.1	6.2	4.9	3.9	4.6	0.3	5.6

Global
WTI oil price, average USD/bbl	69	70	75	86	61	67	57	57
Copper price, average USD/lb	4.20	4.20	4.36	4.78	3.93	4.05	3.81	3.62
Global GDP, y/y % change	5.07	3.02	6.54	3.90	2.44	3.68	-0.69	4.48

(iii)	Sensitivity
The weighting of these multiple scenarios increased our reported allowance for credit losses for financial assets in Stage 1 and Stage 2, relative to our base case scenario, to $3,847 million (2021 – $4,076 million) from $3,609 million (2021 – $3,998 million). If we were to only use our very pessimistic scenario for the measurement of allowance for credit losses for such assets, our allowance for credit losses on performing financial instruments would be
$1,096 million higher than the reported allowance for credit losses as at October 31, 2022 (2021 – $866 million). Actual results will differ as this does not consider the migration of exposures or incorporate changes that would occur in the portfolio due to risk mitigation actions and other factors.
Under our current probability-weighted scenarios, if all of our performing financial assets were in Stage 1, reflecting a 12 month expected loss period, the allowance for credit losses would be $521 million (2021 – $407 million) lower than the reported allowance for credit losses on performing financial assets.

(iv)	Allowance for credit losses

($ millions)	Balance as at November 1, 2021	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at October 31, 2022
Residential mortgages	$802	$85	$(45)	$57	$899
Personal loans	2,341	615	(863)	44	2,137
Credit cards	1,211	469	(612)	15	1,083
Business and government	1,374	213	(206)	(13)	1,368
	$5,728	$1,382	$(1,726)	$103	$5,487
Presented as:
Allowance for credit losses on loans	$5,626				$5,348
Allowance for credit losses on acceptances	37				31
Allowance for credit losses on off-balance sheet exposures	65				108

($ millions)	Balance as at November 1, 2020	Provision for credit losses	Net write-offs	Other, including foreign currency adjustment	Balance as at October 31, 2021
Residential mortgages	$884	$91	$(84)	$(89)	$802
Personal loans	3,155	928	(1,559)	(183)	2,341
Credit cards	1,886	772	(1,340)	(107)	1,211
Business and government	1,892	17	(375)	(160)	1,374
	$7,817	$1,808	$(3,358)	$(539)	$5,728
Presented as:
Allowance for credit losses on loans	$7,639				$5,626
Allowance for credit losses on acceptances	77				37
Allowance for credit losses on off-balance sheet exposures	101				65

Allowance	for credit losses on loans

As at October 31, 2022 ($ millions)	Stage 1	Stage 2	Stage 3	Total

Residential mortgages	$197	$296	$406	$899
Personal loans	665	921	551	2,137
Credit cards	436	647	–	1,083
Business and government	255	296	678	1,229
Total (1)	$1,553	$2,160	$1,635	$5,348

(1)
Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos which amounted to $151.

As at October 31, 2021 ($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$152	$276	$374	$802
Personal loans	644	1,071	626	2,341
Credit cards	352	859	–	1,211
Business and government	186	431	655	1,272
Total (1)	$1,334	$2,637	$1,655	$5,626

(1)	Excludes allowance for credit losses for other financial assets including acceptances, investment securities, deposits with banks and off-balance sheet credit risks which amounted to $105.

The following tabl
e
 presents the changes to the allowance for credit losses on loans.

	As at October 31, 2022				As at October 31, 2021
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of the year	$152	$276	$374	$802	$190	$302	$392	$884
Provision for credit losses
Remeasurement (1)	(54)	43	80	69	(143)	70	149	76
Newly originated or purchased financial assets	34	–	–	34	49	–	–	49
Derecognition of financial assets and maturities	(5)	(13)	–	(18)	(10)	(24)	–	(34)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	65	(52)	(13)	–	88	(74)	(14)	–
Stage 2	(9)	46	(37)	–	(12)	62	(50)	–
Stage 3	–	(19)	19	–	–	(32)	32	–
Gross write-offs	–	–	(73)	(73)	–	–	(111)	(111)
Recoveries	–	–	28	28	–	–	27	27
Foreign exchange and other movements (6)	14	15	28	57	(10)	(28)	(51)	(89)
Balance at end of year (2)	$197	$296	$406	$899	$152	$276	$374	$802
Personal loans
Balance at beginning of the year	$644	$1,071	$626	$2,341	$864	$1,471	$820	$3,155
Provision for credit losses
Remeasurement (1)	(579)	441	609	471	(1,119)	1,023	984	888
Newly originated or purchased financial assets	338	–	–	338	525	–	–	525
Derecognition of financial assets and maturities	(76)	(118)	–	(194)	(171)	(314)	–	(485)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	467	(457)	(10)	–	882	(869)	(13)	–
Stage 2	(133)	192	(59)	–	(253)	325	(72)	–
Stage 3	(5)	(221)	226	–	(43)	(487)	530	–
Gross write-offs	–	–	(1,116)	(1,116)	–	–	(1,833)	(1,833)
Recoveries	–	–	253	253	–	–	274	274
Foreign exchange and other movements (6)	9	13	22	44	(41)	(78)	(64)	(183)
Balance at end of year (2)	$665	$921	$551	$2,137	$644	$1,071	$626	$2,341
Credit cards
Balance at beginning of the year	$352	$859	$–	$1,211	$501	$1,385	$–	$1,886
Provision for credit losses
Remeasurement (1)	(176)	141	449	414	(452)	299	972	819
Newly originated or purchased financial assets	146	–	–	146	117	–	–	117
Derecognition of financial assets and maturities	(51)	(40)	–	(91)	(70)	(94)	–	(164)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	240	(240)	–	–	382	(382)	–	–
Stage 2	(77)	77	–	–	(103)	103	–	–
Stage 3	–	(152)	152	–	–	(389)	389	–
Gross write-offs	–	–	(791)	(791)	–	–	(1,543)	(1,543)
Recoveries	–	–	179	179	–	–	203	203
Foreign exchange and other movements (6)	2	2	11	15	(23)	(63)	(21)	(107)
Balance at end of year (2)	$436	$647	$–	$1,083	$352	$859	$–	$1,211
Total retail loans
Balance at beginning of the year	$1,148	$2,206	$1,000	$4,354	$1,555	$3,158	$1,212	$5,925
Provision for credit losses	–	–	–	–	–	–	–	–
Remeasurement (1)	(809)	625	1,138	954	(1,714)	1,392	2,105	1,783
Newly originated or purchased financial assets	518	–	–	518	691	–	–	691
Derecognition of financial assets and maturities	(132)	(171)	–	(303)	(251)	(432)	–	(683)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):	–	–	–	–	–	–	–	–
Stage 1	772	(749)	(23)	–	1,352	(1,325)	(27)	–
Stage 2	(219)	315	(96)	–	(368)	490	(122)	–
Stage 3	(5)	(392)	397	–	(43)	(908)	951	–
Gross write-offs	–	–	(1,980)	(1,980)	–	–	(3,487)	(3,487)
Recoveries	–	–	460	460	–	–	504	504
Foreign exchange and other movements (6)	25	30	61	116	(74)	(169)	(136)	(379)
Balance at end of year (2)	$1,298	$1,864	$957	$4,119	$1,148	$2,206	$1,000	$4,354
Business and government
Balance at beginning of the year	$212	$470	$655	$1,337	$478	$592	$745	$1,815
Provision for credit losses
Remeasurement (1)	(79)	(36)	302	187	(262)	11	402	151
Newly originated or purchased financial assets	310	–	–	310	325	–	–	325
Derecognition of financial assets and maturities	(255)	(89)	(30)	(374)	(320)	(72)	(11)	(403)
Changes in models and methodologies	30	57	–	87	(4)	(11)	–	(15)
Transfer to (from):
Stage 1	118	(118)	–	–	66	(66)	–	–
Stage 2	(27)	29	(2)	–	(53)	54	(1)	–
Stage 3	–	(8)	8	–	–	(9)	9	–
Gross write-offs	–	–	(318)	(318)	–	–	(414)	(414)
Recoveries	–	–	112	112	–	–	39	39
Foreign exchange and other movements	13	15	(32)	(4)	(18)	(29)	(114)	(161)
Balance at end of period including off-balance sheet exposures (2)	$322	$320	$695	$1,337	$212	$470	$655	$1,337
Less: Allowance for credits losses on off-balance sheet exposures (2)(3)	67	24	17	108	26	39	–	65
Balance at end of year (2)	$255	$296	$678	$1,229	$186	$431	$655	$1,272

(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Interest income on impaired loans for residential mortgages, personal loans, credit cards, and business and government loans totaled $274 (2021 – $270).
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
(4)	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
(5)
During the year ended October 31, 2022, the contractual terms of certain financial assets were modified where the modification did not result in derecognition. The carrying value of such loans that were modified in Stage 2 and
Stage 3 was $1,567 and $600 respectively, before the modification.

(6)	Divestitures are included in the foreign exchange and other movements.

(f)	Carrying value of exposures by risk rating

Residential mortgages	As at October 31, 2022				As at October 31, 2021
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total

Very low	$208,526	$635	$–	$209,161	$187,163	$5,610	$–	$192,773
Low	90,745	1,172	–	91,917	69,306	1,768	–	71,074
Medium	18,399	1,032	–	19,431	9,170	3,690	–	12,860
High	2,759	2,680	–	5,439	904	2,284	–	3,188
Very high	53	1,429	–	1,482	16	643	–	659
Loans not graded (2)	19,276	1,187	–	20,463	34,122	3,671	–	37,793
Default	–	–	1,386	1,386	–	–	1,331	1,331
Total	339,758	8,135	1,386	349,279	300,681	17,666	1,331	319,678
Allowance for credit losses	197	296	406	899	152	276	374	802
Carrying value	$339,561	$7,839	$980	$348,380	$300,529	$17,390	$957	$318,876

(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at October 31, 2022				As at October 31, 2021
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total

Very low	$30,098	$285	$–	$30,383	$30,085	$168	$–	$30,253
Low	27,284	685	–	27,969	25,719	574	–	26,293
Medium	8,789	1,464	–	10,253	8,290	1,127	–	9,417
High	7,059	2,275	–	9,334	5,686	2,307	–	7,993
Very high	81	1,655	–	1,736	82	1,157	–	1,239
Loans not graded (2)	17,371	1,537	–	18,908	14,159	1,353	–	15,512
Default	–	–	848	848	–	–	833	833
Total	90,682	7,901	848	99,431	84,021	6,686	833	91,540
Allowance for credit losses	665	921	551	2,137	644	1,071	626	2,341
Carrying value	$90,017	$6,980	$297	$97,294	$83,377	$5,615	$207	$89,199

(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at October 31, 2022				As at October 31, 2021
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total

Very low	$1,813	$47	$–	$1,860	$1,517	$76	$–	$1,593
Low	2,756	159	–	2,915	2,288	135	–	2,423
Medium	3,434	190	–	3,624	2,666	166	–	2,832
High	3,042	998	–	4,040	2,237	1,225	–	3,462
Very high	36	587	–	623	21	509	–	530
Loans not graded (1)	997	459	–	1,456	1,158	452	–	1,610
Default	–	–	–	–	–	–	–	–
Total	12,078	2,440	–	14,518	9,887	2,563	–	12,450
Allowance for credit losses	436	647	–	1,083	352	859	–	1,211
Carrying value	$11,642	$1,793	$–	$13,435	$9,535	$1,704	$–	$11,239

(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at October 31, 2022				As at October 31, 2021
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total

Very low	$98,973	$6	$–	$98,979	$88,308	$14	$–	$88,322
Low	19,196	9	–	19,205	17,880	12	–	17,892
Medium	7,880	44	–	7,924	6,858	36	–	6,894
High	3,700	307	–	4,007	3,103	745	–	3,848
Very high	34	354	–	388	24	212	–	236
Loans not graded (1)	8,316	1,667	–	9,983	9,126	2,204	–	11,330
Default	–	–	–	–	–	–	–	–
Carrying value	$138,099	$2,387	$–	$140,486	$125,299	$3,223	$–	$128,522

(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total retail loans	As at October 31, 2022				As at October 31, 2021
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$339,410	$973	$–	$340,383	$307,073	$5,868	$–	$312,941
Low	139,981	2,025	–	142,006	115,193	2,489	–	117,682
Medium	38,502	2,730	–	41,232	26,984	5,019	–	32,003
High	16,560	6,260	–	22,820	11,930	6,561	–	18,491
Very high	204	4,025	–	4,229	143	2,521	–	2,664
Loans not graded (2)	45,960	4,850	–	50,810	58,565	7,680	–	66,245
Default	–	–	2,234	2,234	–	–	2,164	2,164
Total	580,617	20,863	2,234	603,714	519,888	30,138	2,164	552,190
Allowance for credit losses	1,298	1,864	957	4,119	1,148	2,206	1,000	4,354
Carrying value	$579,319	$18,999	$1,277	$599,595	$518,740	$27,932	$1,164	$547,836

(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at October 31, 2022				As at October 31, 2021
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$162,696	$1,775	$–	$164,471	$110,786	$892	$–	$111,678
Non-Investment grade	105,251	9,563	–	114,814	91,945	7,570	–	99,515
Watch list	22	2,890	–	2,912	31	3,266	–	3,297
Loans not graded (2)	2,346	12	–	2,358	2,151	11	–	2,162
Default	–	–	2,552	2,552	–	–	2,292	2,292
Total	270,315	14,240	2,552	287,107	204,913	11,739	2,292	218,944
Allowance for credit losses	255	296	678	1,229	186	431	655	1,272
Carrying value	$270,060	$13,944	$1,874	$285,878	$204,727	$11,308	$1,637	$217,672

(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at October 31, 2022				As at October 31, 2021
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$222,734	$1,502	$–	$224,236	$186,056	$1,266	$–	$187,322
Non-investment grade	62,827	4,534	–	67,361	66,009	3,786	–	69,795
Watch list	4	604	–	608	12	2,160	–	2,172
Loans not graded (2)	4,573	–	–	4,573	4,155	–	–	4,155
Default	–	–	139	139	–	–	102	102
Total	290,138	6,640	139	296,917	256,232	7,212	102	263,546
Allowance for credit losses	67	24	17	108	26	39	–	65
Carrying value	$290,071	$6,616	$122	$296,809	$256,206	$7,173	$102	$263,481

(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total non-retail loans	As at October 31, 2022				As at October 31, 2021
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$385,430	$3,277	$–	$388,707	$296,842	$2,158	$–	$299,000
Non-investment grade	168,078	14,097	–	182,175	157,954	11,356	–	169,310
Watch list	26	3,494	–	3,520	43	5,426	–	5,469
Loans not graded (2)	6,919	12	–	6,931	6,306	11	–	6,317
Default	–	–	2,691	2,691	–	–	2,394	2,394
Total	560,453	20,880	2,691	584,024	461,145	18,951	2,394	482,490
Allowance for credit losses	322	320	695	1,337	212	470	655	1,337
Carrying value	$560,131	$20,560	$1,996	$582,687	$460,933	$18,481	$1,739	$481,153

(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

(g)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following
table presents the
carrying
value of loans that are contractually past due but not classified as impaired because they are either less than 90 days past due or fully secured and collection efforts are reasonably expected to result in repayment or restoring it to a current status in accordance with the Bank’s policy. In cases where borrowers have opted to participate in payment def
e
rral programs, deferral of payments is not considered past due and such loans are not aged further during the deferral period.

	2022 (2)				2021 (2)
As at October 31 ($ millions)	31 – 60 days	61 – 90 days	91 days and greater (3)	Total	31 – 60 days	61 – 90 days	91 days and greater (3)	Total

Residential mortgages	$1,015	$482	$–	$1,497	$732	$327	$–	$1,059
Personal loans	505	254	–	759	411	210	–	621
Credit cards	173	113	249	535	125	83	201	409
Business and government	122	47	–	169	124	24	–	148
Total	$1,815	$896	$249	$2,960	$1,392	$644	$201	$2,237

(1)	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
(2)
For loans where payment deferrals were granted, deferred payments are not considered past due and such loans are not aged further during the deferral period. Regular ageing of the loans resumes, after the end of the deferral period.

(3)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

(h)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition either through acquisition or origination. The following table provides details of such assets:

As at October 31 ($ millions)	2022	2021

Unpaid principal balance (1)	$309	$303
Credit related fair value adjustments	(70)	(68)
Carrying value	239	235
Stage 3 allowance	(2)	(1)
Carrying value net of related allowance	$237	$234

(1)	Represents principal amount owed net of write-offs.